Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0016	$ 0.0016
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	2,170,475	2,132,785
Common stock, shares outstanding	2,170,475	2,132,785
Preferred shares, par value (in Dollars per share)	$ 0.0016	$ 0.0016
Preferred shares, shares authorized	50,000,000	50,000,000
Preferred shares, shares issued	46,875	46,875
Preferred shares, shares outstanding	46,875	46,875